Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [line items]
Current tax liability	£ 47	£ 32
Current Tax Provisions	46	35
Remining current tax provisions	50
Provision For Tax Uncertainties	21	25
Net deferred income tax assets/(liabilities)	31	11
State Aid Provision Release	0	63	£ 0
Interest on tax receivable		8
Tax Refund Receivable.		97
2019 tax year [member]
Income tax [line items]
Current Tax Provisions							£ 21
2020 tax year [member]
Income tax [line items]
Current Tax Provisions						£ 8
2021 tax year [member]
Income tax [line items]
Current Tax Provisions					£ 5
2022 tax year [member]
Income tax [line items]
Current Tax Provisions				£ 3
2023 tax year [member]
Income tax [line items]
Current Tax Provisions			£ 5
2024 tax year [member]
Income tax [line items]
Current Tax Provisions		£ 6
2025 tax year [member]
Income tax [line items]
Current Tax Provisions	2
Two Thousand Seventeen And Earlier Tax Year [Member]
Income tax [line items]
Income Tax Examination, Amount under Examination	£ 17